Accrued Separation Costs - Schedule of Accrued Payroll and Payroll Related Expenses (Details)	9 Months Ended
Sep. 30, 2018 USD ($)
Payables and Accruals [Abstract]
2019	$ 9,000
2020	9,000
2021	11,250
2022	12,000
2023	16,500
Thereafter	46,135
Accrued Separation Costs, gross	103,885
Less current portion	(9,000)
Accrued Separation Costs, net	$ 94,885